CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

Shares		Value
Common Stock — 95.6%
Communication Services — 2.0%
Diversified Telecommunication Services — 2.0%
662,405	Vonage Holdings Corp.[1]	$6,650,546

Consumer Discretionary — 8.5%
Consumer Durables & Apparel — 2.7%
223,486	G-III Apparel Group Ltd.[1]	8,930,501

Consumer Services — 5.8%
961,232	Regis Corp.[1]	18,907,433

Total Consumer Discretionary		27,837,934

Consumer Staples — 13.0%
Food & Staples Retailing — 4.9%
403,183	Performance Food Group Co.[1]	15,982,174

Food, Beverage & Tobacco — 8.1%
40,758	Coca-Cola Bottling Co. Consolidated	11,731,375
998,259	Cott Corp.	14,584,564

		26,315,939

Total Consumer Staples		42,298,113

Energy — 4.6%
Energy Equipment & Services — 2.8%
114,990	Apergy Corp.[1]	4,721,490
407,451	Keane Group, Inc.[1]	4,437,141

		9,158,631

Oil, Gas & Consumable Fuels — 1.8%
756,362	Callon Petroleum Co.[1]	5,710,533

Total Energy		14,869,164

Financials — 21.7%
Banks — 17.1%
320,035	Amalgamated Bank — Class A	5,008,548
435,711	Associated Banc-Corp.	9,302,430
251,450	BancorpSouth Bank	7,095,919
85,884	Bank of Hawaii Corp.	6,773,671
196,920	BankUnited, Inc.	6,577,128
637,266	Capitol Federal Financial, Inc.	8,507,501
211,109	First Horizon National Corp.	2,951,304
240,236	Hancock Whitney Corp.	9,705,534

		55,922,035

Diversified Financials — 2.3%
143,693	Stifel Financial Corp.	7,581,243

Insurance — 2.3%
207,934	Horace Mann Educators Corp.	7,321,356

Total Financials		70,824,634

Health Care — 2.8%
Health Care Equipment & Services — 2.8%
187,417	Natus Medical, Inc.[1]	4,756,643
52,622	Omnicell, Inc.[1]	4,253,963

Total Health Care		9,010,606

Shares		Value
Industrials — 17.9%
Capital Goods — 15.1%
103,700	Actuant Corp. — Class A	$2,527,169
101,745	Albany International Corp. — Class A	7,283,925
48,174	Curtiss-Wright Corp.	5,460,042
282,703	JELD-WEN Holding, Inc.[1]	4,992,535
78,535	John Bean Technologies Corp.	7,216,581
247,286	MRC Global, Inc.[1]	4,322,559
816,958	Mueller Water Products, Inc. — Class A	8,202,258
271,157	SPX Corp.[1]	9,433,552

		49,438,621

Commercial & Professional Services — 2.8%
126,076	Clean Harbors, Inc.[1]	9,018,216

Total Industrials		58,456,837

Information Technology — 9.6%
Software & Services — 5.5%
93,386	Altair Engineering, Inc. — Class A1	3,437,539
267,554	Amber Road, Inc.[1]	2,319,693
661,306	Brightcove, Inc.[1]	5,561,583
102,200	Envestnet, Inc.[1]	6,682,858

		18,001,673

Technology Hardware & Equipment — 4.1%
896,790	Extreme Networks, Inc.[1]	6,716,957
59,412	Itron, Inc.[1]	2,771,570
68,878	Lumentum Holdings, Inc.[1]	3,894,362

		13,382,889

Total Information Technology		31,384,562

Materials — 3.2%
Chemicals — 3.2%
351,921	GCP Applied Technologies, Inc.[1]	10,416,862

Real Estate — 6.4%
Diversified REIT’s — 3.3%
183,012	American Assets Trust, Inc.	8,392,930
209,514	DiamondRock Hospitality Co.	2,269,037

		10,661,967

Office REIT’s — 1.4%
164,712	Corporate Office Properties Trust	4,496,637

Retail REIT’s — 1.7%
203,210	Acadia Realty Trust	5,541,537

Total Real Estate.		20,700,141

Utilities — 5.9%
Gas Utilities — 2.1%
82,934	Southwest Gas Holdings, Inc.	6,822,151

CRM Funds
1

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2019 (Unaudited)

Shares		Value
Utilities — (continued)
Multi-Utilities — 3.8%
167,507	Black Hills Corp.	$12,407,244

Total Utilities		19,229,395

Total Common Stock (Cost $258,326,562)		311,678,794

Short-Term Investments — 4.5%
7,379,990	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 2.37%[2]	7,379,990

Shares		Value
Short-Term Investments — (continued)
7,379,991	Federated Treasury Obligations Fund — Institutional Series, 2.31%[2]	$7,379,991

Total Short-Term Investments (Cost $14,759,981)		14,759,981

Total Investments — 100.1% (Cost $273,086,543)		$326,438,775
Liabilities in Excess of Other Assets — (0.1)%		(184,361)

Total Net Assets — 100.0%		$326,254,414

[1]	Non-income producing security.
[2]	Rate represents an annualized yield at date of measurement.

CRM Funds
2

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

Shares		Value
Common Stock — 96.5%
Consumer Discretionary — 7.5%
Consumer Durables & Apparel — 3.9%
179,847	G-III Apparel Group Ltd.[1]	$7,186,686
32,098	PVH Corp.	3,914,351

		11,101,037

Consumer Services — 3.6%
149,932	ServiceMaster Global Holdings, Inc.[1]	7,001,824
15,449	Vail Resorts, Inc.	3,357,068

		10,358,892

Total Consumer Discretionary		21,459,929

Consumer Staples — 5.8%
Food & Staples Retailing — 3.1%
223,766	Performance Food Group Co.[1]	8,870,084

Food, Beverage & Tobacco — 2.7%
117,017	TreeHouse Foods, Inc.[1]	7,553,448

Total Consumer Staples		16,423,532

Energy — 5.1%
Energy Equipment & Services — 1.7%
121,174	Apergy Corp.[1]	4,975,404

Oil, Gas & Consumable Fuels — 3.4%
676,885	Callon Petroleum Co.[1]	5,110,482
43,989	Diamondback Energy, Inc.	4,466,203

		9,576,685

Total Energy		14,552,089

Financials — 15.1%
Banks — 10.3%
355,541	Associated Banc-Corp.	7,590,800
118,300	BankUnited, Inc.	3,951,220
205,412	Hancock Whitney Corp.	8,298,645
297,775	KeyCorp.	4,689,956
300,044	TFS Financial Corp.[2]	4,941,725

		29,472,346

Diversified Financials — 1.3%
70,461	Stifel Financial Corp.	3,717,522

Insurance — 3.5%
39,861	American Financial Group, Inc.	3,835,027
52,648	Hanover Insurance Group, Inc. (The)	6,010,822

		9,845,849

Total Financials		43,035,717

Health Care — 8.9%
Health Care Equipment & Services — 5.8%
14,827	Cooper Cos, Inc. (The)	4,391,313
213,263	Natus Medical, Inc.[1]	5,412,615
43,435	Omnicell, Inc.[1]	3,511,285

Shares		Value
Health Care — (continued)
Health Care Equipment & Services — (continued)
25,152	STERIS PLC[3]	$3,220,211

		16,535,424

Pharmaceuticals, Biotechnology & Life Sciences — 3.1%
29,090	Bio-Rad Laboratories, Inc. — Class A1	8,892,231

Total Health Care		25,427,655

Industrials — 18.7%
Capital Goods — 12.5%
143,011	Actuant Corp. — Class A	3,485,178
90,706	Carlisle Cos, Inc.	11,122,369
34,515	Curtiss-Wright Corp.	3,911,930
149,715	SPX FLOW, Inc.[1]	4,775,908
23,922	Teledyne Technologies, Inc.[1]	5,669,753
83,589	Xylem, Inc.	6,606,875

		35,572,013

Commercial & Professional Services — 6.2%
95,999	Clean Harbors, Inc.[1]	6,866,809
184,439	TriNet Group, Inc.[1]	11,018,386

		17,885,195

Total Industrials		53,457,208

Information Technology — 10.8%
Semiconductors & Semiconductor Equipment — 1.5%
77,202	Cree, Inc.[1]	4,417,498

Software & Services — 5.4%
58,989	Black Knight, Inc.[1]	3,214,901
87,230	CommVault Systems, Inc.[1]	5,647,270
70,296	PTC, Inc.[1]	6,479,885

		15,342,056

Technology Hardware & Equipment — 3.9%
114,260	FLIR Systems, Inc.	5,436,491
100,198	Lumentum Holdings, Inc.[1]	5,665,195

		11,101,686

Total Information Technology		30,861,240

Materials — 9.6%
Chemicals — 9.6%
308,811	GCP Applied Technologies, Inc.[1]	9,140,806
188,800	RPM International, Inc.	10,957,952
93,504	W.R. Grace & Co.	7,297,052

Total Materials		27,395,810

Real Estate — 8.4%
Diversified REIT’s — 1.3%
222,963	Empire State Realty Trust, Inc. — Class A	3,522,815

Office REIT’s — 7.1%
167,409	Corporate Office Properties Trust	4,570,266
463,513	Cousins Properties, Inc.	4,477,536
106,276	Douglas Emmett, Inc.	4,295,676

CRM Funds
3

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2019 (Unaudited)

Shares		Value
Real Estate — (continued)
Office REIT’s — (continued)
212,724	Equity Commonwealth	$6,953,947

		20,297,425

Total Real Estate.		23,820,240

Utilities — 6.6%
Multi-Utilities — 4.9%
70,938	Black Hills Corp.	5,254,378
301,540	NiSource, Inc.	8,642,136

		13,896,514

Water Utilities — 1.7%
47,414	American Water Works Co., Inc.	4,943,384

Total Utilities		18,839,898

Total Common Stock (Cost $211,523,902)		275,273,318

Short-Term Investments — 3.0%
4,257,951	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 2.37%[4]	4,257,951
4,257,952	Federated Treasury Obligations Fund — Institutional Series, 2.31%[4]	4,257,952

Total Short-Term Investments (Cost $8,515,903)		8,515,903

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 99.5% (Cost $220,039,805)		283,789,221

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — 0.1%
Repurchase Agreements — 0.1%
$414,818	With Bank of Montreal: at 2.58%, dated 03/29/19, to be repurchased on 04/01/19, repurchase price $414,907 (collateralized by US Treasury Securities, par values ranging from $0 - $151,593, coupon rates ranging from 0.00% to 3.75%, 04/25/19 - 08/15/48; total market value $423,114)	$414,818

Total Repurchase Agreements		414,818

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $414,818)		414,818

Total Investments — 99.6% (Cost $220,454,623)		284,204,039	[5]
Other Assets in Excess of Liabilities — 0.4%		1,011,667

Total Net Assets — 100.0%		$285,215,706

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]

At March 31, 2019, the market value of securities on loan for the CRM Small/Mid Cap Value Fund was $399,430. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

CRM Funds
4

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

Shares		Value
Common Stock — 97.0%
Communication Services — 1.1%
Diversified Telecommunication Services — 1.1%
181,491	Zayo Group Holdings, Inc.[1]	$5,157,974

Consumer Discretionary — 11.2%
Consumer Durables & Apparel — 3.6%
68,050	Mohawk Industries, Inc.[1]	8,584,508
65,831	PVH Corp.	8,028,090

		16,612,598

Consumer Services — 5.9%
204,511	Aramark	6,043,300
616,518	Houghton Mifflin Harcourt Co.[1]	4,482,086
247,963	ServiceMaster Global Holdings, Inc.[1]	11,579,872
25,227	Vail Resorts, Inc.	5,481,827

		27,587,085

Retailing — 1.7%
67,068	Expedia Group, Inc.	7,981,092

Total Consumer Discretionary		52,180,775

Consumer Staples — 2.7%
Food, Beverage & Tobacco — 2.7%
193,070	TreeHouse Foods, Inc.[1]	12,462,669

Energy — 6.1%
Energy Equipment & Services — 1.8%
200,764	Apergy Corp.[1]	8,243,370

Oil, Gas & Consumable Fuels — 4.3%
129,113	Continental Resources, Inc.[1]	5,780,389
82,347	Diamondback Energy, Inc.	8,360,691
318,381	Parsley Energy, Inc. — Class A1	6,144,753

		20,285,833

Total Energy		28,529,203

Financials — 14.7%
Banks — 8.9%
458,870	Associated Banc-Corp.	9,796,875
284,343	BancorpSouth Bank	8,024,159
194,900	BankUnited, Inc.	6,509,660
189,471	Hancock Whitney Corp.	7,654,628
607,684	KeyCorp.	9,571,023

		41,556,345

Diversified Financials — 2.4%
129,846	Nasdaq, Inc.	11,360,227

Insurance — 3.4%
85,937	Hanover Insurance Group, Inc. (The)	9,811,427
91,245	Selective Insurance Group, Inc.	5,773,984

		15,585,411

Total Financials		68,501,983

Shares		Value
Health Care — 5.8%
Health Care Equipment & Services — 2.7%
24,341	Cooper Cos, Inc. (The)	$7,209,074
41,438	STERIS PLC[2]	5,305,307

		12,514,381

Pharmaceuticals, Biotechnology & Life Sciences — 3.1%
47,849	Bio-Rad Laboratories, Inc. — Class A1	14,626,483

Total Health Care		27,140,864

Industrials — 19.5%
Capital Goods — 15.2%
136,109	AMETEK, Inc.	11,292,964
142,517	Carlisle Cos, Inc.	17,475,434
190,417	Dover Corp.	17,861,114
210,023	SPX FLOW, Inc.[1]	6,699,734
30,206	Teledyne Technologies, Inc.[1]	7,159,124
137,042	Xylem, Inc.	10,831,800

		71,320,170

Commercial & Professional Services — 4.3%
176,514	IHS Markit Ltd.[1]	9,598,831
174,440	TriNet Group, Inc.[1]	10,421,046

		20,019,877

Total Industrials		91,340,047

Information Technology — 9.8%
Semiconductors & Semiconductor Equipment — 2.2%
121,712	Microchip Technology, Inc.	10,097,227

Software & Services — 5.6%
96,537	Black Knight, Inc.[1]	5,261,267
144,391	CommVault Systems, Inc.[1]	9,347,873
127,084	PTC, Inc.[1]	11,714,603

		26,323,743

Technology Hardware & Equipment — 2.0%
193,474	FLIR Systems, Inc.	9,205,493

Total Information Technology		45,626,463

Materials — 8.3%
Chemicals — 6.7%
306,160	RPM International, Inc.	17,769,526
172,522	W.R. Grace & Co.	13,463,617

		31,233,143

Construction Materials — 1.6%
65,535	Vulcan Materials Co.	7,759,344

Total Materials		38,992,487

Real Estate — 7.2%
Office REIT’s — 4.5%
892,706	Cousins Properties, Inc.	8,623,540
383,401	Equity Commonwealth	12,533,379

		21,156,919

CRM Funds
5

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2019 (Unaudited)

Shares		Value
Real Estate — (continued)
Specialized REIT’s — 2.7%
27,790	Equinix, Inc.	$12,593,316

Total Real Estate.		33,750,235

Utilities — 10.6%
Gas Utilities — 2.3%
103,585	Atmos Energy Corp.	10,662,004

Multi-Utilities — 6.1%
188,889	Black Hills Corp.	13,991,008
500,406	NiSource, Inc.	14,341,636

		28,332,644

Water Utilities — 2.2%
100,528	American Water Works Co., Inc.	10,481,050

Total Utilities		49,475,698

Total Common Stock (Cost $355,665,834)		453,158,398

Shares		Value
Short-Term Investments — 4.5%
10,530,236	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 2.37%[3]	$10,530,236
10,530,237	Federated Treasury Obligations Fund — Institutional Series, 2.31%[3]	10,530,237

Total Short-Term Investments (Cost $21,060,473)		21,060,473

Total Investments — 101.5% (Cost $376,726,307)		474,218,871
Liabilities in Excess of Other Assets — (1.5)%		(6,992,067)

Total Net Assets — 100.0%		$467,226,804

[1]	Non-income producing security.
[2]	PLC — Public Limited Company.
[3]	Rate represents an annualized yield at date of measurement.

CRM Funds
6

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

Shares		Value
Common Stock — 91.1%
Consumer Discretionary — 9.4%
Consumer Durables & Apparel — 5.7%
16,429	G-III Apparel Group Ltd.[1]	$656,503
1,936	Mohawk Industries, Inc.[1]	244,226
7,585	PVH Corp.	924,991

		1,825,720

Consumer Services — 2.3%
16,140	ServiceMaster Global Holdings, Inc.[1]	753,738

Retailing — 1.4%
3,845	Expedia Group, Inc.	457,555

Total Consumer Discretionary		3,037,013

Consumer Staples — 6.2%
Food, Beverage & Tobacco — 4.7%
9,092	Nestle S.A., ADR[2]	866,649
7,540	Philip Morris International, Inc.	666,461

		1,533,110

Household & Personal Products — 1.5%
11,058	Edgewell Personal Care Co.[1]	485,335

Total Consumer Staples		2,018,445

Energy — 8.0%
Energy Equipment & Services — 1.0%
7,739	Apergy Corp.[1]	317,763

Oil, Gas & Consumable Fuels — 7.0%
29,130	Equitrans Midstream Corp.	634,452
14,666	Occidental Petroleum Corp.	970,889
33,740	Parsley Energy, Inc. — Class A1	651,182

		2,256,523

Total Energy		2,574,286

Financials — 11.2%
Banks — 8.0%
40,697	Associated Banc-Corp.	868,881
19,905	BankUnited, Inc.	664,827
21,426	Wells Fargo & Co.	1,035,304

		2,569,012

Diversified Financials — 1.7%
6,440	Nasdaq, Inc.	563,436

Insurance — 1.5%
11,020	American International Group, Inc.	474,521

Total Financials		3,606,969

Health Care — 13.1%
Health Care Equipment & Services — 8.0%
3,510	Anthem, Inc.	1,007,300
9,775	Danaher Corp.	1,290,495
1,045	Humana, Inc.	277,970

		2,575,765

Shares		Value
Health Care — (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 5.1%
5,623	Allergan PLC[3]	$823,264
5,875	Johnson & Johnson	821,266

		1,644,530

Total Health Care		4,220,295

Industrials — 11.2%
Capital Goods — 7.5%
4,820	Carlisle Cos, Inc.	591,028
9,219	Dover Corp.	864,742
7,650	United Technologies Corp.	986,009

		2,441,779

Commercial & Professional Services — 2.0%
10,738	TriNet Group, Inc.[1]	641,488

Transportation — 1.7%
7,251	CSX Corp.	542,520

Total Industrials		3,625,787

Information Technology — 17.5%
Semiconductors & Semiconductor Equipment — 7.2%
4,450	Broadcom, Inc.	1,338,159
5,739	Cree, Inc.[1]	328,386
8,194	Microchip Technology, Inc.	679,774

		2,346,319

Software & Services — 7.8%
10,056	DXC Technology Co.	646,701
9,022	Microsoft Corp.	1,064,055
8,800	PTC, Inc.[1]	811,184

		2,521,940

Technology Hardware & Equipment — 2.5%
9,867	TE Connectivity Ltd.	796,760

Total Information Technology		5,665,019

Materials — 2.3%
Chemicals — 2.3%
3,927	Air Products & Chemicals, Inc.	749,900

Real Estate — 5.9%
Office REIT’s — 3.2%
74,505	Cousins Properties, Inc.	719,718
7,950	Douglas Emmett, Inc.	321,339

		1,041,057

Specialized REIT’s — 2.7%
1,874	Equinix, Inc.	849,222

Total Real Estate		1,890,279

Utilities — 6.3%
Electric Utilities — 3.8%
6,390	NextEra Energy, Inc.	1,235,315

CRM Funds
7

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2019 (Unaudited)

Shares		Value
Utilities — (continued)
Gas Utilities — 2.5%
7,659	Atmos Energy Corp.	$788,341

Total Utilities		2,023,656

Total Common Stock (Cost $25,367,095)		29,411,649

Short-Term Investments — 9.0%
1,448,817	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 2.37%[4]	1,448,817

Shares		Value
Short-Term Investments — (continued)
1,448,817	Federated Treasury Obligations Fund — Institutional Series, 2.31%[4]	$1,448,817

Total Short-Term Investments (Cost $2,897,634)		2,897,634

Total Investments — 100.1% (Cost $28,264,729)		32,309,283
Liabilities in Excess of Other Assets — (0.1%)		(24,132)

Total Net Assets — 100.0%		$32,285,151

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.

CRM Funds
8

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

Shares		Value
Common Stock — 96.6%
Consumer Discretionary — 12.4%
Consumer Durables & Apparel — 5.9%
10,706	G-III Apparel Group Ltd.[1]	$427,811
4,564	PVH Corp.	556,580

		984,391

Consumer Services — 4.3%
32,862	Houghton Mifflin Harcourt Co.[1]	238,907
10,430	ServiceMaster Global Holdings, Inc.[1]	487,081

		725,988

Retailing — 2.2%
3,145	Expedia Group, Inc.	374,255

Total Consumer Discretionary		2,084,634

Consumer Staples — 5.5%
Food, Beverage & Tobacco — 3.0%
5,256	Nestle S.A., ADR[2]	501,002

Household & Personal Products — 2.5%
9,734	Edgewell Personal Care Co.[1]	427,225

Total Consumer Staples		928,227

Energy — 6.9%
Energy Equipment & Services — 1.4%
5,824	Apergy Corp.[1]	239,133

Oil, Gas & Consumable Fuels — 5.5%
16,432	Equitrans Midstream Corp.	357,889
3,875	Occidental Petroleum Corp.	256,525
16,103	Parsley Energy, Inc. — Class A1	310,788

		925,202

Total Energy		1,164,335

Financials — 12.0%
Banks — 8.4%
22,933	Associated Banc-Corp.	489,619
10,290	BankUnited, Inc.	343,686
11,908	Wells Fargo & Co.	575,395

		1,408,700

Diversified Financials — 2.2%
4,135	Nasdaq, Inc.	361,771

Insurance — 1.4%
5,481	American International Group, Inc.	236,012

Total Financials		2,006,483

Health Care — 13.5%
Health Care Equipment & Services — 8.1%
1,495	Anthem, Inc.	429,035
4,710	Danaher Corp.	621,815
1,131	Humana, Inc.	300,846

		1,351,696

Pharmaceuticals, Biotechnology & Life Sciences — 5.4%
3,913	Allergan PLC[3]	572,902

Shares		Value
Health Care — (continued)
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
2,415	Johnson & Johnson	$337,593

		910,495

Total Health Care		2,262,191

Industrials — 16.3%
Capital Goods — 9.2%
3,404	Carlisle Cos, Inc.	417,398
3,784	Dover Corp.	354,939
1,985	Middleby Corp. (The)[1]	258,110
3,976	United Technologies Corp.	512,467

		1,542,914

Commercial & Professional Services — 5.6%
7,513	IHS Markit Ltd.[1]	408,557
8,849	TriNet Group, Inc.[1]	528,639

		937,196

Transportation — 1.5%
3,542	CSX Corp.	265,013

Total Industrials		2,745,123

Information Technology — 15.7%
Semiconductors & Semiconductor Equipment — 5.6%
1,135	Broadcom, Inc.	341,306
4,585	Cree, Inc.[1]	262,353
4,080	Microchip Technology, Inc.	338,477

		942,136

Software & Services — 7.5%
5,026	DXC Technology Co.	323,222
4,782	Microsoft Corp.	563,989
4,000	PTC, Inc.[1]	368,720

		1,255,931

Technology Hardware & Equipment — 2.6%
5,425	TE Connectivity Ltd.	438,069

Total Information Technology		2,636,136

Materials — 2.2%
Chemicals — 2.2%
1,941	Air Products & Chemicals, Inc.	370,654

Real Estate — 5.9%
Office REIT’s — 3.3%
39,607	Cousins Properties, Inc.	382,604
4,125	Douglas Emmett, Inc.	166,732

		549,336

Specialized REIT’s — 2.6%
956	Equinix, Inc.	433,221

Total Real Estate		982,557

Utilities — 6.2%
Electric Utilities — 3.1%
2,724	NextEra Energy, Inc.	526,604

CRM Funds
9

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2019 (Unaudited)

Shares		Value
Utilities — (continued)
Gas Utilities — 3.1%
4,991	Atmos Energy Corp.	$513,723

Total Utilities		1,040,327

Total Common Stock (Cost $14,812,028)		16,220,667

Short-Term Investments — 3.6%
300,918	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 2.37%[4]	300,918

Shares		Value
Short-Term Investments — (continued)
300,918	Federated Treasury Obligations Fund — Institutional Series, 2.31%[4]	$300,918

Total Short-Term Investments (Cost $601,836)		601,836

Total Investments — 100.2% (Cost $15,413,864)		16,822,503
Liabilities in Excess of Other Assets — (0.2)%		(33,809)

Total Net Assets — 100.0%		$16,788,694

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.

CRM Funds
10

CRM FUNDS

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

Shares		Value
Common Stock — 95.1%
Consumer Discretionary — 17.8%
Consumer Durables & Apparel — 10.1%
504,410	G-III Apparel Group Ltd.[1,2]	$20,156,224
238,370	PVH Corp.[2]	29,069,221

		49,225,445

Consumer Services — 4.9%
310,275	ServiceMaster Global Holdings, Inc.[1]	14,489,843
43,820	Vail Resorts, Inc.	9,522,086

		24,011,929

Retailing — 2.8%
112,450	Expedia Group, Inc.	13,381,550

Total Consumer Discretionary		86,618,924

Consumer Staples — 10.3%
Food, Beverage & Tobacco — 7.6%
1,016,500	Cott Corp.	14,851,065
115,540	Nestle S.A., ADR[3]	11,013,273
124,970	Philip Morris International, Inc.[2]	11,046,098

		36,910,436

Household & Personal Products — 2.7%
301,550	Edgewell Personal Care Co.[1]	13,235,029

Total Consumer Staples		50,145,465

Energy — 2.1%
Oil, Gas & Consumable Fuels — 2.1%
479,558	Equitrans Midstream Corp.	10,444,773

Financials — 7.6%
Banks — 6.2%
528,877	Associated Banc-Corp.	11,291,524
390,159	Wells Fargo & Co.	18,852,483

		30,144,007

Insurance — 1.4%
162,870	American International Group, Inc.	7,013,182

Total Financials		37,157,189

Health Care — 10.3%
Health Care Equipment & Services — 7.1%
67,462	Anthem, Inc.[2]	19,360,245
115,585	Danaher Corp.[2]	15,259,532

		34,619,777

Pharmaceuticals, Biotechnology & Life Sciences — 3.2%
105,397	Allergan PLC[4]	15,431,174

Total Health Care		50,050,951

Shares		Value
Industrials — 21.0%
Capital Goods — 10.6%
117,429	Carlisle Cos, Inc.	$14,399,144
118,110	Dover Corp.	11,078,718
59,390	Middleby Corp. (The)[1]	7,722,482
142,905	United Technologies Corp.	18,419,025

		51,619,369

Commercial & Professional Services — 7.5%
175,765	Clean Harbors, Inc.[1,2]	12,572,470
406,246	TriNet Group, Inc.[1,2]	24,269,136

		36,841,606

Transportation — 2.9%
65,890	Canadian National Railway Co.	5,895,837
110,220	CSX Corp.[2]	8,246,661

		14,142,498

Total Industrials		102,603,473

Information Technology — 16.2%
Semiconductors & Semiconductor Equipment — 3.3%
33,023	Broadcom, Inc.[2]	9,930,346
109,975	Cree, Inc.[1]	6,292,770

		16,223,116

Software & Services — 9.5%
146,643	DXC Technology Co.[2]	9,430,611
210,440	Microsoft Corp.[2]	24,819,294
128,865	PTC, Inc.[1]	11,878,776

		46,128,681

Technology Hardware & Equipment — 3.4%
205,855	TE Connectivity Ltd.	16,622,791

Total Information Technology		78,974,588

Materials — 6.8%
Chemicals — 6.8%
59,300	Air Products & Chemicals, Inc.[2]	11,323,928
100,540	RPM International, Inc.	5,835,342
204,565	W.R. Grace & Co.[2]	15,964,252

Total Materials		33,123,522

Real Estate — 3.0%
Specialized REIT’s — 3.0%
32,394	Equinix, Inc.	14,679,665

Total Common Stock (Cost $422,908,480)		463,798,550

CRM Funds
11

CRM FUNDS

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Shares		Value
Short-Term Investments — 7.2%
17,490,638	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 2.37%[5]	$17,490,638
17,490,638	Federated Treasury Obligations Fund — Institutional Series, 2.31%[5]	17,490,638

Total Short-Term Investments (Cost $34,981,276)		34,981,276

Total Investments in Securities — 102.3% (Cost $457,889,756)		498,779,826

Common Stock Sold Short — (59.0%)
Communication Services — (2.0%)
Media & Entertainment — (2.0%)
(1,419,485)	Cineworld Group PLC[4]	$(5,409,640)
(60,710)	Omnicom Group, Inc.	(4,431,223)

Total Communication Services		(9,840,863)

Consumer Discretionary — (15.5%)
Automobiles & Components — (2.1%)
(405,465)	Fiat Chrysler Automobiles NV1	(6,021,155)
(293,000)	Garrett Motion, Inc.[1]	(4,315,890)

		(10,337,045)

Consumer Durables & Apparel — (4.2%)
(222,240)	Hanesbrands, Inc.	(3,973,651)
(114,710)	Leggett & Platt, Inc.	(4,843,056)
(131,190)	VF Corp.	(11,401,723)

		(20,218,430)

Hotels, Restaurants & Leisure — (2.0%)
(77,190)	Cheesecake Factory, Inc. (The)	(3,776,135)
(96,740)	Texas Roadhouse, Inc.	(6,016,260)

		(9,792,395)

Retailing — (7.2%)
(72,900)	Canadian Tire Corp Ltd. — Class A	(7,854,881)
(37,466)	Dollar General Corp.	(4,469,694)
(199,100)	Dollarama, Inc.	(5,311,419)
(34,953)	Kohl’s Corp.	(2,403,718)
(61,030)	Murphy USA, Inc.[1]	(5,225,389)
(121,410)	Target Corp.	(9,744,367)

		(35,009,468)

Total Consumer Discretionary		(75,357,338)

Consumer Staples — (3.9%)
Food & Staples Retailing — (1.4%)
(109,150)	Walgreens Boots Alliance, Inc.	(6,905,920)

Food, Beverage & Tobacco — (1.0%)
(107,472)	Hormel Foods Corp.	(4,810,447)

Shares		Value
Consumer Staples — (continued)
Household & Personal Products — (1.5%)
(44,895)	Estee Lauder Cos, Inc. (The) — Class A	$(7,432,367)

Total Consumer Staples		(19,148,734)

Financials — (6.2%)
Banks — (6.2%)
(59,525)	Canadian Imperial Bank of Commerce	(4,706,642)
(482,425)	Fulton Financial Corp.	(7,467,939)
(228,950)	National Bank of Canada	(10,332,603)
(124,915)	UMB Financial Corp.	(7,999,557)

Total Financials		(30,506,741)

Health Care — (6.9%)
Health Care Equipment & Services — (3.7%)
(95,423)	Cardinal Health, Inc.	(4,594,617)
(41,890)	Haemonetics Corp.[1]	(3,664,537)
(50,740)	LivaNova PLC[1,4]	(4,934,465)
(80,032)	Merit Medical Systems, Inc.[1]	(4,948,379)

		(18,141,998)

Pharmaceuticals, Biotechnology & Life Sciences — (3.2%)
(155,370)	Acorda Therapeutics, Inc.[1]	(2,064,867)
(31,475)	Amgen, Inc.	(5,979,621)
(26,597)	Roche Holding AG	(7,328,031)

		(15,372,519)

Total Health Care		(33,514,517)

Industrials — (13.0%)
Capital Goods — (9.2%)
(171,770)	Bloom Energy Corp. — Class A1	(2,219,268)
(79,470)	Mercury Computer Systems, Inc.[1]	(5,092,438)
(78,895)	Owens Corning	(3,717,532)
(167,769)	PACCAR, Inc.	(11,431,780)
(108,415)	Philips Lighting NV6	(2,900,520)
(42,980)	Rockwell Automation, Inc.	(7,541,271)
(151,510)	Siemens Gamesa Renewable Energy SA1	(2,412,542)
(227,645)	SKF AB — Class B	(3,780,494)
(370,795)	Volvo AB — Class B	(5,743,009)

		(44,838,854)

Commercial & Professional Services — (1.3%)
(98,616)	Robert Half International, Inc.	(6,425,819)

Transportation — (2.5%)
(54,890)	CH Robinson Worldwide, Inc.	(4,774,881)
(68,520)	Landstar System, Inc.	(7,495,403)

		(12,270,284)

Total Industrials		(63,534,957)

CRM Funds
12

CRM FUNDS

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2019 (Unaudited)

Shares		Value
Information Technology — (8.0%)
Software & Services — (3.5%)
(413,715)	BlackBerry Ltd.[1]	$(4,174,384)
(462,765)	Nuance Communications, Inc.[1]	(7,834,612)
(58,460)	Qualys, Inc.[1]	(4,836,980)

		(16,845,976)

Technology Hardware & Equipment — (4.5%)
(40,970)	F5 Networks, Inc.[1]	(6,429,422)
(62,010)	Motorola Solutions, Inc.	(8,707,444)
(1,213,240)	Nokia OYJ, ADR[3]	(6,939,733)

		(22,076,599)

Total Information Technology		(38,922,575)

Materials — (1.5%)
Chemicals — (1.5%)
(86,762)	LyondellBasell Industries NV — Class A	(7,294,949)

Real Estate — (2.0%)
Diversified REIT’s — (0.5%)
(193,340)	Realogy Holdings Corp.	(2,204,076)

Shares		Value
Real Estate — (continued)
Specialized REIT’s — (1.5%)
(212,555)	Iron Mountain, Inc.	$(7,537,200)

Total Real Estate		(9,741,276)

Total Common Stock Sold Short (Proceeds $(287,681,355))		(287,861,950)

Other Assets in Excess of Liabilities — 56.7%		276,552,909

Total Net Assets — 100.0%		$487,470,785

[1]	Non-income producing security.
[2]	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
[3]	ADR — American Depository Receipt.
[4]	PLC — Public Limited Company.
[5]	Rate represents an annualized yield at date of measurement.
[6]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $(2,900,520) and represents (0.6)% of net assets as of March 31, 2019.

CRM Funds
13